DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500	DIFFERENCES BETWEEN FINANCIAL STATEMENTS AND FORM 5500
The following is a reconciliation of net assets available for benefits and changes in net assets available for benefits per the accompanying financial statements to the Form 5500 as of and for the year ended December 31:

(In thousands)	2025	2024
Net assets available for benefits per the accompanying financial statements	$5,395,826	$5,155,088
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(10,758)	(19,045)
Amounts allocated to withdrawing participants	(3,413)	(2,845)
Net assets available for benefits per the Form 5500	$5,381,655	$5,133,198

(In thousands)	2025
Increase in net assets available for benefits per the accompanying financial statements	$240,738
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	8,287
Changes in amounts allocated to withdrawing participants	(568)
Increase in net assets available for benefits per the Form 5500	$248,457
Net assets available for benefits in the accompanying financial statements report the guaranteed investment contracts within the Stable Value Fund at contract value; however, such contracts are recorded at fair value within the Plan’s Form 5500. Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to year-end but not yet distributed.